Expense Example - Class A C and R6 Shares - Federated Hermes Absolute Return Credit Fund	A 1 Year	A 3 Years	C 1 Year	C 3 Years	R6 1 Year	R6 3 Years
USD ($)	589	882	321	682	110	343